Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss for the year	$ (5,118)	$ (6,042)
Items not affecting cash and cash equivalents:
Change in fair value of warrant liability (note 18)	(1,147)	(4,518)
Transaction costs of warrants issued, expensed as finance cost	732	550
Provision for restructuring and other costs (note 16)	(383)	511
Impairment of right of use asset (note 12)		22
(Reversal) of write off/write off of other asset (note 9)	(139)	169
Gain on modification of building lease (notes 12 and 17)	(219)
Depreciation and amortization (notes 11, 12 and 13)	232	315
Share-based compensation costs (note 21)	61	793
Employee future benefits (note 19)	217	262
Amortization of deferred revenues (note 5)	1,257	(74)
Foreign exchange gain on items denominated in foreign currencies	(688)	(87)
(Gain) loss on disposal of property, plant and equipment (note 12)	(2)	10
Other non-cash items	133	(126)
Interest accretion on lease liabilities (note 17)	(19)	(66)
Payment of income taxes (note 23)	(1,448)
Changes in operating assets and liabilities (note 22)	2,402	(2,444)
Net cash used in operating activities	(4,129)	(10,725)
Cash flows from financing activities
Proceeds from issuances of common shares and warrants (note 20)	23,500	4,988
Transaction costs	(2,767)	(795)
Proceeds from exercise of warrants, stock options and deferred share units		314
Payments on lease liabilities (note 17)	(265)	(614)
Net cash provided by financing activities	20,468	3,893
Cash flows from investing activities
Proceeds for disposals of property, plant and equipment (note 11)	6
Cash provided by restricted cash equivalents	50	50
Net cash provided by investing activities	56	50
Effect of exchange rate changes on cash and cash equivalents	38	108
Net change in cash and cash equivalents	16,433	(6,674)
Cash and cash equivalents - beginning of year	7,838	14,512
Cash and cash equivalents - end of year (note 6)	$ 24,271	$ 7,838